Supplemental Cash Flow Information - Schedule of Cash Flows from Operating Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Supplemental Cash Flow Informations [Abstract]
Interests received	¥ 115,524	¥ 89,771	¥ 74,962
Interest paid	¥ (10,466)	¥ (4,463)	¥ (2,246)